REMUNERATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
SCHEDULE OF REMUNERATION OF DIRECTORS

Directors of the Group and Company received the following remuneration during the years ended March 31, 2024 and 2023:

	Year ended March 31,
	2024				2023
$’000	Directors’ fees	Bonus	Salary	Share based payment expenses	Directors’ fees	Bonus	Salary	Share based payment expenses
G. Cerrone (1)	376	934	-	-	145	300	-	-
G Jacob	-	196	392	526	-	217	433	834
W Simon	40	-	-	10	39	-	-	-
J Brancaccio	56	-	-	30	39	-	-	24
B Denoyer (3)	40	-	-	11	39	-	-	18
	512	1,130	392	577	262	517	433	876

	Year ended March 31,
$’000	2022
	Directors fees	Bonus	Salary	Share based payment expenses

G. Cerrone (1)	164	-	-	-
G Jacob	-	75	350	1,579
W Simon	44	-	-	1
K. Shailubhai (2)	18	-	-	(15)
J Brancaccio	42	-	-	20
B Denoyer (3)	15	-	-	4
	283	75	350	1,589

(1)

Gabriele Cerrone’s bonus awarded for $939k in the year ended March 31, 2024 comprised of $614k awarded in recognition of his renegotiation with Tuft and dealing with the Office of Research Administration (ORA) regarding payment terms and $320k awarded in recognition of his efforts in arranging the global private placing in September 2023. Both bonuses were settled via the issuance of shares.

Gabriele Cerrone’s bonus awarded for $300k in the year ended March 31, 2023 comprised of $150k awarded in recognition of his support in the offering in May 2022 to list the Company on NASDAQ and $150k awarded in recognition of his efforts in arranging the global private placing in March 2023.

(2)	K Shailubhai resigned as Director on 17 June 2021
(3)	Bernard Denoyer was appointed as Director on 24 November 2021

SCHEDULE OF SHARE OPTIONS GRANTED TO DIRECTORS

The following share options were granted to Directors in the year:

	2024	2023	2022
	Number of options	Number of options	Number of options

J Brancaccio	60,000	15,385	15,385
G Jacob	50,000	84,615	200,000
W Simon	60,000	6,154	-
B Denoyer	10,000	3,077	15,384
	180,000	109,231	230,769

SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION
	2024	2023	2022
	$’000	$’000	$’000

Short-term employee benefits	2,559	1,500	1,026
Share based payments	1,005	1,273	1,815

	3,564	2,773	2,841